Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions
Related Party Transactions

14.Related-Party Transactions

Media Purchase Agreement (“MPA”)

In July 2015, Old DK entered into an MPA with a related party purchaser for various media placements from 2015 through 2018. The MPA was amended to extend through 2021. The annual commitment for calendar years 2017 through 2021 was $15,000 per year, plus an additional contingent commitment of $5,000 per year. The contingent commitment relates to the Company’s allocation of its non-integration advertising with other advertisers. Effective January 2019, the future minimum commitments related to the MPA were reduced to $15,000 in aggregate through December 31, 2021 ($5,000 per year) and the contingent commitment was removed. If the Company satisfies the $15,000 commitment prior to December 31, 2021, the MPA will expire unless the Company elects to extend the MPA through the next NFL season with no required minimum. The Company recorded expense of $1,241 and $3,400 related to the MPA for the three and six months ended June 30, 2020 and recorded expense of $88 and $2,216 related to the MPA for the three and six months ended June 30, 2019, respectively, in sales and marketing expenses in the condensed consolidated statements of operations. As of June 30, 2020 and December 31, 2019, $1,563 and $2,413, respectively, of MPA is included in accounts payable and accrued expenses in the condensed consolidated balance sheets.

Private Placement Agent

Old DK entered into an engagement letter with a related party (the “Private Placement Agent”) in August 2019, as amended in December 2019. Pursuant to the engagement letter, the Private Placement Agent has acted as the exclusive financial advisor to Old DK, and Old DK agreed to pay certain acquisition and financing fees in connection with the Business Combination with SBTech and DEAC. As of the six months ended June 30, 2020 and June 30, 2019 Old DK incurred $12,349 and $0, respectively, of fees with the Private Placement Agent. During the three months ended June 30, 2020 and June 30, 2019, Old DK incurred $11,748 and $0, respectively.

Receivables from Equity Method Investment

The Company provides office space and general operational support to DKFS, LLC, an equity-method investment. The operational support is primarily general and administrative support services. As of June 30, 2020, and December 31, 2019, the Company had $1,080 and $959, respectively, of receivables from the entity related to these services, which are included within current assets in the condensed consolidated balance sheets.

Transactions with a Shareholder and his Immediate Family Members

The Business Combination Agreement requires payment to a shareholder in the event certain SBTech accounts receivable are collected. As of June 30, 2020, the Company had a $1,593 payable to the shareholder. In addition, the Company had sales to an entity related to an immediate family member of the shareholder during the three and six months ended June 30, 2020 and had an associated accounts receivable balance of $579 as of June 30, 2020. There were no related party transactions with the shareholder or their immediate family members for the three or six months ended June 30, 2019 and no related accounts receivable balance as of December 31, 2019.

12.  Related-Party Transactions

Media Purchase Agreement (“MPA”)

In July 2015, the Company entered into a MPA with a related party purchaser for various media placements from 2015 through 2018. The MPA was amended to extend through 2021. The annual commitment for calendar years 2017 through 2021 was $15,000 per year plus an additional contingent commitment of  $5,000 per year. The contingent commitment relates to the Company’s allocation of its non-integration advertising with other advertisers. Effective January 2019, the future minimum commitments related to the MPA were reduced to $15,000 in aggregate through December 31, 2021 ($5,000 per year) and the contingent commitment was removed. If the Company satisfies the $15,000 commitment prior to December 31, 2021, the MPA will expire unless the Company elects to extend the MPA through the next NFL season with no required minimum. The Company recorded expense of  $8,411 and $23,313 related to the MPA for the years ended December 31, 2019 and 2018, respectively, in sales and marketing expenses in the consolidated statements of operations. As of December 31, 2019, and 2018, $2,413 and $428, respectively, of MPA contractual obligations were unpaid and included in accounts payable and accrued expenses in the consolidated balance sheets. Future minimum obligations under the MPA are included in the other contractual obligations table in Note 13.

Private Placement Agent

In March 2015, the Company entered into an engagement letter with a related party (the “Private Placement Agent”), pursuant to which the related party served as a private placement agent for DraftKings in connection with DraftKings’ Series E and Series E‑1 preferred stock financings. The engagement letter terminated in June 2018. Of the Company’s Series E‑1 redeemable convertible preferred stock issued and outstanding, $119,752 and $119,427 as of December 31, 2019 and 2018, respectively, is held by the related party. Redeemable convertible preferred stock is discussed in Note 8. In connection with the Company’s Series E‑1 redeemable convertible preferred stock issuance, $2,066 of fees were incurred during the year ended December 31, 2017 and $0 in fees were incurred during the years ended December 31, 2019 and 2018. The 2017 fees are accreted ratably over the expected life of Series E‑1. These fees are presented in the Series E‑1 redeemable convertible preferred stock in the consolidated balance sheets.

The Company also entered into an engagement letter in August 2019, and amended in December 2019, with the Private Placement Agent. Pursuant to the engagement letter, the Private Placement Agent has acted as the exclusive financial advisor to DraftKings, and the Company has agreed to pay certain acquisition and financing fees in connection with potential transactions. Refer to Note 7 for a description of the financing fee incurred in 2019.

Receivables from Equity Method Investment

The Company provides office space and general overhead support to DKFS, LLC, an equity-method affiliate. The overhead support relates to rent, utilities and general and administrative support services. As of December 31, 2019, the Company had $959 of receivables from the entity related to these services and is included within current assets.